EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2025
Earnings per share:
EARNINGS PER SHARE (EPS):

NOTE 27– EARNINGS PER SHARE (EPS):

The Company reports basic and diluted earnings per share in accordance with ASC 260-10-45. For periods of net loss, the diluted EPS calculation excludes potentially dilutive securities as they would have an antidilutive effect. According, basic and diluted EPS are identical for the periods presented.

The table below summarizes the potentially dilutive securities excluded due to their antidilutive nature:

Type of Security	Issuance Date Potential	Dilution (Shares)
Convertible Notes	December, 2025	156,899
Restricted Stock Units	December, 2025	405,000
Total Potential Shares		561,899

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise.

NET INCOME (LOSS) FOR THE YEAR	(1,092,374)	(1,627,821)

	For year ended
	December 31, 2025	December 31, 2024

Basic numerator
Net income (loss) allocated to controlling shareholder	(1,092,374)	(1,627,821)
Net income allocated to controlling shareholder	(1,092,374)	(1,627,821)

Basic denominator
Weighted average of shares	12,000,000	12,000,000

Basic earnings (loss) per share	(0.09)	(0.14)
Basic earnings per share	(0.09)	(0.14)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(1,092,374)	(1,627,821)
Net income allocated to controlling shareholder	(1,092,374)	(1,627,821)

Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000
Convertible Notes	156,899	147,142
Restricted Stock Units	405,000	365,000
Diluted weighted average of outstanding shares	12,561,899	12,512,142

Diluted earnings (loss) per share	(0.09)	(0.14)
Diluted earnings per share	(0.09)	(0.14)